Annual Total Returns [BarChart] - BlackRock Cash Funds: Institutional - SL Agency Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.21%
Annual Return 2012	0.25%
Annual Return 2013	0.18%
Annual Return 2014	0.14%
Annual Return 2015	0.19%
Annual Return 2016	0.61%
Annual Return 2017	1.21%
Annual Return 2018	2.08%
Annual Return 2019	2.43%
Annual Return 2020	0.80%